Equity Based Payments (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Weighted average assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors
Expected Option/Warrant Term	3 years	3 years
Risk-free interest rate	0.25%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Weighted average assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors
Volatility	89.00%	88.553%
Risk-free interest rate	0.12%	0.12%
Maximum [Member]
Weighted average assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors
Volatility	98.00%	123.60%
Risk-free interest rate	0.25%	0.25%